Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Fair Value assumptions and Option Grants

	2012	2010
Fair value of options granted	$1.77	$2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7.0	6.5
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%

Activity in the stock option plan

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at beginning of year	84,500	$15.70
Granted	58,000	14.10
Exercised	(1,500)	13.22
Forfeited or expired	(9,800)	14.88

Outstanding at end of year	131,200	$15.06	7.6	$131

Fully expected to vest	82,800	$14.19	7.7	$102

Exercisable at end of year	48,400	$16.56	6.2	$29

Exercise of stock options

2012
Intrinsic value of options exercised	$3
Cash received from option exercises	20
Tax benefit (deficit) realized from option exercises	(1)